Future Minimum Lease Payments For Non-Cancelable Agreements For Licensed Copyrights and Produced Content (Detail) - Dec. 31, 2024 - Licensed copyrights ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Commitment And Contingencies [Line Items]
2025	¥ 9,275	$ 1,271
2026	4,900	671
2027	2,256	309
2028	1,355	186
2029	423	58
Thereafter	75	10
Future Minimum Payments For Noncancelable Licensed Copyrights and Produced Content fees	¥ 18,284	$ 2,505